Vanguard Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Basic Materials (2.6%)
Air Products & Chemicals Inc.	1,595,822	448,969
Newmont Corp.	5,774,718	348,042
* Freeport-McMoRan Inc.	10,505,340	345,941
Dow Inc.	5,338,718	341,358
DuPont de Nemours Inc.	3,877,215	299,631
International Flavors & Fragrances Inc.	1,792,900	250,307
LyondellBasell Industries NV Class A	1,926,711	200,474
Nucor Corp.	2,178,687	174,883
International Paper Co.	2,837,991	153,450
Celanese Corp. Class A	825,323	123,642
Avery Dennison Corp.	600,223	110,231
Eastman Chemical Co.	982,678	108,212
Albemarle Corp.	419,300	61,264
CF Industries Holdings Inc.	770,603	34,970
Westlake Chemical Corp.	115,461	10,252
		3,011,626
Consumer Discretionary (8.0%)
Walmart Inc.	10,200,528	1,385,538
* Walt Disney Co.	6,546,009	1,207,870
Target Corp.	3,611,971	715,423
* General Motors Co.	9,349,675	537,232
* Ford Motor Co.	28,195,318	345,393
eBay Inc.	4,658,548	285,289
* Marriott International Inc. Class A	1,870,071	276,976
* Southwest Airlines Co.	4,258,786	260,041
DR Horton Inc.	2,506,343	223,365
* Delta Air Lines Inc.	4,615,589	222,841
Lennar Corp. Class A	2,061,120	208,647
* Dollar Tree Inc.	1,696,618	194,195
Best Buy Co. Inc.	1,681,491	193,052
VF Corp.	2,261,157	180,712
^ ViacomCBS Inc. Class B	3,885,605	175,241
* Las Vegas Sands Corp.	2,756,185	167,466
* Carnival Corp.	5,951,526	157,953
* CarMax Inc.	1,173,302	155,650
Garmin Ltd.	1,102,488	145,363
* Aptiv plc	973,323	134,221
* Royal Caribbean Cruises Ltd.	1,561,463	133,677
Darden Restaurants Inc.	937,316	133,099
* United Airlines Holdings Inc.	2,242,447	129,030
Genuine Parts Co.	1,038,606	120,052
Omnicom Group Inc.	1,546,594	114,680
MGM Resorts International	2,846,573	108,141
Whirlpool Corp.	452,989	99,816

	PulteGroup Inc.	1,828,330	95,878
	News Corp. Class A	3,638,662	92,531
	Hasbro Inc.	938,248	90,184
	Fox Corp. Class A	2,454,638	88,637
	Advance Auto Parts Inc.	471,384	86,494
*	Discovery Inc. Class C	2,176,025	80,274
	BorgWarner Inc.	1,719,123	79,699
*	DraftKings Inc. Class A	985,912	60,466
*	American Airlines Group Inc.	2,299,077	54,948
*	Liberty Media Corp -Liberty SiriusXM Class C	1,160,673	51,197
*,^	Discovery Inc. Class A	1,122,016	48,763
	Interpublic Group of Cos. Inc.	1,403,994	40,997
*	LKQ Corp.	926,024	39,199
	Lear Corp.	216,034	39,156
	Fox Corp. Class B	1,067,640	37,293
	Aramark	912,394	34,470
*	Liberty Media Corp -Liberty SiriusXM Class A	575,958	25,388
*,^	QuantumScape Corp. Class A	476,841	21,339
	ViacomCBS Inc. Class A	72,607	3,425
	Lennar Corp. Class B	15,603	1,285
	News Corp. Class B	27,910	655
			9,083,241
Consumer Staples (10.3%)
	Procter & Gamble Co.	17,757,418	2,404,887
	Coca-Cola Co.	27,887,966	1,469,975
	PepsiCo Inc.	9,947,409	1,407,061
	Philip Morris International Inc.	11,230,577	996,601
	CVS Health Corp.	9,455,966	711,372
	Altria Group Inc.	13,403,127	685,704
	Mondelez International Inc. Class A	10,177,071	595,664
	Kimberly-Clark Corp.	2,437,926	338,994
	Walgreens Boots Alliance Inc.	5,291,516	290,504
	Sysco Corp.	3,493,856	275,106
	General Mills Inc.	4,411,206	270,495
	Constellation Brands Inc. Class A	1,164,196	265,437
	Corteva Inc.	5,358,792	249,827
	Archer-Daniels-Midland Co.	4,029,298	229,670
	McKesson Corp.	1,147,653	223,838
	Kraft Heinz Co.	4,412,394	176,496
	Tyson Foods Inc. Class A	2,126,913	158,030
	Keurig Dr Pepper Inc.	4,575,378	157,256
	Kroger Co.	4,222,199	151,957
	Conagra Brands Inc.	3,351,715	126,024
	AmerisourceBergen Corp. Class A	1,030,459	121,666
	Kellogg Co.	1,854,873	117,413
	J M Smucker Co.	783,859	99,182
	Hormel Foods Corp.	1,941,210	92,751
	Clorox Co.	452,079	87,197
	Campbell Soup Co.	1,415,998	71,182
*	Molson Coors Beverage Co. Class B	648,535	33,173
			11,807,462
Energy (5.2%)
	Exxon Mobil Corp.	30,485,838	1,702,024
	Chevron Corp.	13,184,704	1,381,625
	ConocoPhillips	9,770,888	517,564
	EOG Resources Inc.	4,210,382	305,379

Schlumberger Ltd.	10,032,950	272,796
Phillips 66	3,151,310	256,958
Marathon Petroleum Corp.	4,689,295	250,830
Kinder Morgan Inc.	13,876,992	231,052
Valero Energy Corp.	2,945,336	210,886
Williams Cos. Inc.	8,753,026	207,359
Occidental Petroleum Corp.	6,717,866	178,830
ONEOK Inc.	3,211,303	162,685
Halliburton Co.	6,097,538	130,853
Baker Hughes Co. Class A	5,005,893	108,177
Hess Corp.	994,019	70,337
		5,987,355
Financials (22.4%)
* Berkshire Hathaway Inc. Class B	13,259,193	3,387,326
JPMorgan Chase & Co.	22,003,737	3,349,629
Bank of America Corp.	56,027,422	2,167,701
AT&T Inc.	51,380,282	1,555,281
Wells Fargo & Co.	29,809,954	1,164,675
Citigroup Inc.	15,013,160	1,092,207
Morgan Stanley	10,832,236	841,231
Goldman Sachs Group Inc.	2,493,913	815,510
BlackRock Inc.	990,081	746,481
Charles Schwab Corp.	10,351,733	674,726
Truist Financial Corp.	9,715,552	566,611
US Bancorp	9,743,707	538,924
PNC Financial Services Group Inc.	3,053,850	535,676
CME Group Inc.	2,587,421	528,429
Marsh & McLennan Cos. Inc.	3,668,465	446,819
Chubb Ltd.	2,766,872	437,083
Progressive Corp.	4,224,710	403,925
Blackstone Group LP Class A	4,933,652	367,705
MetLife Inc.	4,786,101	290,947
American International Group Inc.	6,233,098	288,031
T. Rowe Price Group Inc.	1,645,253	282,325
Travelers Cos. Inc.	1,817,645	273,374
Bank of New York Mellon Corp.	5,716,559	270,336
Prudential Financial Inc.	2,861,561	260,688
Allstate Corp.	2,074,544	238,365
Aflac Inc.	4,471,094	228,831
Willis Towers Watson plc	930,056	212,871
Discover Financial Services	2,215,862	210,485
State Street Corp.	2,410,061	202,469
Ameriprise Financial Inc.	842,538	195,848
KKR & Co. Inc.	3,951,973	193,054
Fifth Third Bancorp	5,140,354	192,506
Hartford Financial Services Group Inc.	2,580,977	172,383
Northern Trust Corp.	1,428,756	150,177
Regions Financial Corp.	6,939,054	143,361
M&T Bank Corp.	930,032	141,002
KeyCorp	6,965,763	139,176
Citizens Financial Group Inc.	3,070,691	135,571
Nasdaq Inc.	830,605	122,481
Ally Financial Inc.	2,691,938	121,703
Principal Financial Group Inc.	1,960,442	117,548
Huntington Bancshares Inc.	7,349,150	115,529
Cincinnati Financial Corp.	1,101,347	113,538
Raymond James Financial Inc.	891,700	109,287

*	Arch Capital Group Ltd.	2,779,133	106,635
	Equitable Holdings Inc.	3,133,793	102,224
	Arthur J Gallagher & Co.	700,116	87,353
	Annaly Capital Management Inc.	10,073,089	86,629
	Loews Corp.	1,632,981	83,739
	Fidelity National Financial Inc.	2,038,426	82,882
	W R Berkley Corp.	956,849	72,099
	Everest Re Group Ltd.	287,456	71,234
	Globe Life Inc.	682,611	65,961
	Franklin Resources Inc.	2,181,998	64,587
*	Markel Corp.	49,527	56,442
	Lincoln National Corp.	655,688	40,830
	Cboe Global Markets Inc.	384,715	37,968
	AGNC Investment Corp.	1,937,651	32,475
*	Alleghany Corp.	47,697	29,872
*,^	Opendoor Technologies Inc.	1,242,025	26,319
	Interactive Brokers Group Inc.	277,596	20,276
^	Rocket Cos. Inc. Class A	829,702	19,158
*	Berkshire Hathaway Inc. Class A	14	5,400
			25,633,908
Health Care (17.9%)
	Johnson & Johnson	18,954,661	3,115,198
	UnitedHealth Group Inc .	6,841,605	2,545,556
	Abbott Laboratories	12,774,859	1,530,939
	Pfizer Inc.	40,080,751	1,452,126
	Merck & Co. Inc.	18,244,090	1,406,437
	AbbVie Inc.	12,733,849	1,378,057
	Eli Lilly and Co.	6,219,978	1,162,016
	Medtronic plc	9,717,404	1,147,917
	Amgen Inc.	4,164,797	1,036,243
	Anthem Inc.	1,766,560	634,107
	Cigna Corp.	2,535,963	613,044
	Gilead Sciences Inc.	9,041,291	584,339
	Danaher Corp.	2,310,633	520,077
	Bristol-Myers Squibb Co.	8,079,363	510,050
	Humana Inc.	929,592	389,731
	HCA Healthcare Inc.	1,961,737	369,474
*	Biogen Inc.	1,097,791	307,107
	Zimmer Biomet Holdings Inc.	1,499,015	239,962
*	Laboratory Corp. of America Holdings	702,745	179,221
	Baxter International Inc.	1,823,139	153,764
*	Hologic Inc.	1,860,740	138,402
	Cardinal Health Inc.	2,121,333	128,871
	Quest Diagnostics Inc.	964,341	123,763
*	Viatris Inc.	8,750,022	122,238
*	Alexion Pharmaceuticals Inc.	750,630	114,779
	Dentsply Sirona Inc.	1,571,575	100,282
*	Elanco Animal Health Inc.	3,393,819	99,948
	Royalty Pharma plc Class A	2,100,573	91,627
*	Henry Schein Inc.	1,031,811	71,443
	Universal Health Services Inc. Class B	531,654	70,917
*	DaVita Inc.	511,498	55,124
			20,392,759
Industrials (13.5%)
	Honeywell International Inc.	5,015,405	1,088,694
	Caterpillar Inc.	3,932,740	911,884

Raytheon Technologies Corp.	10,956,580	846,615
General Electric Co.	63,226,582	830,165
3M Co.	4,175,748	804,583
Deere & Co.	2,041,005	763,622
American Express Co.	4,358,778	616,506
CSX Corp.	5,497,748	530,093
FedEx Corp.	1,720,424	488,669
Norfolk Southern Corp.	1,816,351	487,727
Illinois Tool Works Inc.	2,055,763	455,393
United Parcel Service Inc. Class B	2,594,838	441,096
Capital One Financial Corp.	3,307,354	420,795
Eaton Corp. plc	2,867,418	396,507
Emerson Electric Co.	4,321,710	389,905
Northrop Grumman Corp.	1,082,701	350,405
General Dynamics Corp.	1,753,724	318,406
Lockheed Martin Corp.	857,941	317,009
Johnson Controls International plc	5,189,775	309,674
Parker-Hannifin Corp.	930,189	293,410
Trane Technologies plc	1,718,199	284,465
Cummins Inc.	1,064,051	275,706
Carrier Global Corp.	6,265,810	264,542
PPG Industries Inc.	1,708,379	256,701
PACCAR Inc.	2,501,025	232,395
Stanley Black & Decker Inc.	1,159,966	231,610
* TransDigm Group Inc.	374,692	220,289
Otis Worldwide Corp.	3,127,239	214,059
* United Rentals Inc.	520,967	171,560
Fortive Corp.	2,316,771	163,657
Synchrony Financial	3,989,537	162,215
Dover Corp.	1,033,481	141,721
Xylem Inc.	1,301,539	136,896
* Ingersoll Rand Inc.	2,703,412	133,035
WW Grainger Inc.	321,521	128,907
Jacobs Engineering Group Inc.	940,105	121,527
AMETEK Inc.	838,363	107,084
Ball Corp.	1,179,505	99,951
Westrock Co.	1,895,005	98,635
Fortune Brands Home & Security Inc.	997,340	95,565
Crown Holdings Inc.	969,358	94,066
CH Robinson Worldwide Inc.	968,447	92,419
Packaging Corp. of America	681,962	91,710
Textron Inc.	1,627,118	91,249
Snap-on Inc.	391,955	90,440
Martin Marietta Materials Inc.	223,930	75,200
Western Union Co.	2,955,181	72,875
Masco Corp.	925,253	55,423
Wabtec Corp.	643,792	50,963
* Mohawk Industries Inc.	202,120	38,870
Hubbell Inc. Class B	195,296	36,499
* XPO Logistics Inc.	293,968	36,246
		15,427,638
Real Estate (2.7%)
Prologis Inc.	5,323,657	564,308
Simon Property Group Inc.	2,367,807	269,385
Welltower Inc.	3,009,344	215,559
Equity Residential	2,688,676	192,590
Weyerhaeuser Co.	5,395,995	192,097

AvalonBay Communities Inc.	1,007,632	185,918
* CBRE Group Inc. Class A	2,301,864	182,101
Ventas Inc.	2,704,831	144,276
Essex Property Trust Inc.	469,557	127,644
Extra Space Storage Inc.	947,769	125,627
Healthpeak Properties Inc.	3,875,677	123,014
Mid-America Apartment Communities Inc.	822,715	118,767
Duke Realty Corp.	2,688,026	112,709
Boston Properties Inc.	1,008,308	102,101
WP Carey Inc.	1,271,537	89,974
Realty Income Corp.	1,354,011	85,980
Camden Property Trust	701,392	77,090
Iron Mountain Inc.	2,073,827	76,752
UDR Inc.	1,066,654	46,784
* Host Hotels & Resorts Inc.	2,540,396	42,806
VEREIT Inc.	822,950	31,782
		3,107,264
Technology (5.9%)
Intel Corp.	29,297,945	1,875,068
Oracle Corp.	12,738,674	893,873
International Business Machines Corp.	6,443,776	858,698
QUALCOMM Inc.	4,096,408	543,143
TE Connectivity Ltd.	2,393,291	308,998
Cognizant Technology Solutions Corp. Class A	3,826,960	298,962
HP Inc.	8,986,077	285,308
Corning Inc.	5,539,242	241,012
Analog Devices Inc.	1,327,516	205,871
CDW Corp.	1,031,897	171,037
* Dell Technologies Inc.	1,808,013	159,376
* Qorvo Inc.	817,986	149,446
Hewlett Packard Enterprise Co.	9,337,548	146,973
Western Digital Corp.	2,099,900	140,168
Seagate Technology plc	1,531,761	117,563
NetApp Inc.	1,606,221	116,724
NortonLifeLock Inc.	3,975,500	84,519
* ON Semiconductor Corp.	1,477,655	61,485
Leidos Holdings Inc.	510,316	49,133
* F5 Networks Inc.	221,511	46,212
		6,753,569
Telecommunications (5.1%)
Comcast Corp. Class A	32,959,274	1,783,426
Verizon Communications Inc.	28,345,040	1,648,264
Cisco Systems Inc.	27,400,429	1,416,876
* T-Mobile US Inc.	4,032,260	505,202
Motorola Solutions Inc.	607,846	114,306
Lumen Technologies Inc.	7,931,939	105,891
* Liberty Broadband Corp.	558,238	83,820
* DISH Network Corp. Class A	1,761,412	63,763
Juniper Networks Inc.	1,178,639	29,855
* Liberty Broadband Corp. Class A	96,117	13,951
		5,765,354
Utilities (6.2%)
NextEra Energy Inc.	14,134,193	1,068,686
Duke Energy Corp.	5,547,494	535,500
Southern Co.	7,617,069	473,477
Dominion Energy Inc.	5,809,402	441,282

Waste Management Inc.		3,052,776	393,869
Exelon Corp.		7,017,659	306,952
American Electric Power Co. Inc.		3,580,739	303,289
Sempra Energy		2,078,888	275,619
Xcel Energy Inc.		3,881,383	258,151
Public Service Enterprise Group Inc.		3,647,604	219,622
Eversource Energy		2,475,441	214,348
WEC Energy Group Inc.		2,275,959	213,007
American Water Works Co. Inc.		1,309,117	196,263
Consolidated Edison Inc.		2,472,216	184,922
DTE Energy Co.		1,386,906	184,653
PPL Corp.		5,557,357	160,274
Edison International		2,732,709	160,137
Republic Services Inc. Class A		1,496,882	148,715
Ameren Corp.		1,777,687	144,633
Entergy Corp.		1,440,116	143,248
FirstEnergy Corp.		3,922,954	136,087
AES Corp.		4,785,961	128,312
CMS Energy Corp.		2,077,793	127,202
* PG&E Corp.		10,753,079	125,918
Alliant Energy Corp.		1,796,905	97,320
Evergy Inc.		1,630,029	97,036
CenterPoint Energy Inc.		3,917,429	88,730
NiSource Inc.		2,816,523	67,906
Vistra Corp.		3,517,296	62,186
NRG Energy Inc.		892,943	33,691
Pinnacle West Capital Corp.		404,907	32,939
Avangrid Inc.		445,125	22,172
			7,046,146
Total Common Stocks (Cost $83,738,600)			114,016,322
	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1,2 Vanguard Market Liquidity Fund (Cost
$261,794)	0.081%	2,618,157	261,816

Total Investments (100.0%) (Cost $84,000,394)			114,278,138
Other Assets and Liabilities -Net (0.0%)2			(37,473)
Net Assets (100%)			114,240,665
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $121,925,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $126,681,000 was received for securities on loan, of which $123,891,000 is held in Vanguard Market
Liquidity Fund.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini S&P 500 Index			June 2021	658	130,527	1,273

Over-the-Counter Total Return Swaps
			Floating
			Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Charles
Schwab Corp.	9/2/21	BOANA	43,204	(0.119)	2,418	—
Keurig Dr
Pepper Inc.	9/2/21	BOANA	15,260	(0.119)	1,999	—
Kroger Co.	2/2/21	GSI	35,870	(0.107)	118	—
					4,535	—

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA —Bank of America NA.
GSI—Goldman Sachs International.

At March 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $6,408,000.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the begi nning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	114,016,322	—	—	114,016,322
Temporary Cash Investments	261,816	—	—	261,816
Total	114,278,138	—	—	114,278,138
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,273	—	—	1,273
Swap Contracts[1]	—	4,535	—	4,535
Total	1,273	4,535	—	5,808

1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.